OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets, Noncurrent Disclosure [Abstract]
Severance pay fund	$ 14,859	$ 14,701
Long-term deposits	3,637	3,000
Investments in affiliate	1,000	1,000
Other long-term assets	$ 19,496	$ 18,701